Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Income and Expenses [Abstract]
Schedule of Other Income	Other income
	2024	2023	2022
	USD	USD	USD
Government grant income*	852,843	1,207,154	1,952,418
Other operating income**	544,080	455,943	-
Others	303,589	167,802	2
Total other income	1,700,512	1,830,899	1,952,420

*	Government grant income in FY2024 was provided by Singapore Government mainly through the Progressive Wage Credit Scheme and Enabling Employment Credit.

**	Other operating income was related to a license grant fee charge to YY Circle (Thailand) Ltd and YY Circle (HK) Pte Ltd, which are unrelated parties with the Company.

Schedule of Other Expenses	Other expenses
	2024	2023	2022
	USD	USD	USD
Late charges & fine	(34,557)	(27,781)	(8,718)
Loss on disposal of property and equipment	-	-	(48,395)
Total other expenses	(34,557)	(27,781)	(57,113)

Schedule of Total Cost of Revenue, Selling and Marketing Expenses, General and Administrative Expenses

Total cost of revenue, selling and marketing expenses, general and administrative expenses include expenses of the following nature:

	2024	2023	2022 (As revised2)
	USD	USD	USD
Advertisement and promotions	328,586	191,582	325,678
Depreciation	371,517	288,557	340,558
Legal and professional fee	603,411	584,145	40,727
Office expenses	327,733	216,332	141,870
Rental of equipment and others	277,005	292,897	224,730
Staff expenses and wages	34,215,044	27,172,767	17,938,407
Share-based compensation	5,158,990	-	-
Transportation	86,561	90,737	42,653
Insurance expenses	187,111	237,097	116,607
Other operating expenses	5,388,898	3,084,341	1,513,746
Total cost of revenue, selling and marketing expenses, general and administrative expenses	46,944,856	32,158,455	20,684,976